Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated February 1, 2018

to the Statutory Prospectus for Class A, Class C, Class R, Institutional Class,

Class R6, Class P, Administrative Class and Class T Shares of Allianz Funds

Dated August 30, 2017 (as supplemented thereafter)

Disclosure Relating to AllianzGI Global Small-Cap Fund (the “Fund”)

Effective February 1, 2018, within the Fund Summary relating to the AllianzGI Global Small-Cap Fund, the subsection entitled “Management of the Fund – Portfolio Managers” is hereby restated in its entirety as follows:

Andrew Neville, lead portfolio manager and director, jointly responsible for European investment opportunities, has managed the Fund since 2010.

K. Mathew Axline, CFA, portfolio manager and director, jointly responsible for North American investment opportunities, has managed the Fund since 2012.

Blake Burdine, portfolio manager and director, jointly responsible for North American investment opportunities, has managed the Fund since 2014.

Stephen Lyford, portfolio manager and director, jointly responsible for North American investment opportunities, has managed the Fund since 2013.

Robert S. Marren, portfolio manager and managing director, jointly responsible for North American investment opportunities, has managed the Fund since 2012.

Bjoern Mehrmann, portfolio manager and jointly responsible for European investment opportunities, has managed the Fund since 2012.

Koji Nakatsuka, CFA, CMA, senior portfolio manager and director responsible for Japanese investment opportunities, has managed the Fund since 2010.

Dennis Lai, senior portfolio manager and director responsible for Asia-Pacific (ex-Japan) investment opportunities, has managed the Fund since 2010.

Heinrich Ey, CFA, DVFA/CEFA, portfolio manager and jointly responsible for European investment opportunities, has managed the Fund since 2016.

Miguel Pohl, CFA, portfolio manager and jointly responsible for European investment opportunities, has managed the Fund since 2018.

The information relating to the Fund contained in the table in the subsection “Management of the Funds —Investment Adviser and Administrator” in the Prospectus is hereby deleted and replaced with the following:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
AllianzGI Global Small-Cap Fund*	Koji Nakatsuka, CFA, CMA	2010	Mr. Nakatsuka, CFA, CMA, is a senior portfolio manager and a director with Allianz Global Investors, which he joined in 2005. He has 18 years of investment-industry experience. Mr. Nakatsuka previously managed a mid/small-cap investment trust at Goldman Sachs Asset Management. Before that, he was at Schroder Investment Management Japan as an equity analyst for mid/small caps. Mr. Nakatsuka has a B.A. in law from Sophia University.

	Andrew Neville	2010	Mr. Neville is a portfolio manager and a director with Allianz Global Investors, which he joined in 2004. He is a member of the European & German Mid/Small Caps team. Mr. Neville has 19 years of investment-industry experience. He previously worked as a portfolio manager at Baring Asset Management, trained as a portfolio manager at AIB Govett Asset Management and worked as an audit manager for Deloitte & Touche. Mr. Neville has a B.S. in civil engineering from Imperial College London.

	Dennis Lai	2010	Mr. Lai is a senior portfolio manager and a director with Allianz Global Investors, which he joined in 2003. He has 22 years of investment-industry experience. Mr. Lai was previously a research analyst with Cazenove Asia, an investment manager with Special Assets Ltd. and the chief financial officer for Bridestowe Estates Pty Ltd. Before that, he worked in accounting and corporate finance for Anglo Chinese Corporate Finance Ltd., Citicorp and Price Waterhouse. Mr. Lai has a master’s degree in finance from the University of New South Wales, Sydney.

	Stephen Lyford	2013	Mr. Lyford is a portfolio manager and a director with Allianz Global Investors, which he joined in 2005. He has portfolio-management and research responsibilities for the US Small Cap Growth team. Mr. Lyford has 16 years of investment-industry experience. He was previously a co-analyst for small- and micro-cap portfolios with Duncan-Hurst Capital Management; before that, he worked with Trammel Crow. Mr. Lyford has a B.B.A. and a B.S. from Southern Methodist University, and an M.B.A. from the UCLA Anderson School of Management.

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
	K. Mathew Axline, CFA	2012	Mr. Axline, CFA, is a portfolio manager and a director with Allianz Global Investors, which he joined in 2004. He has portfolio-management and research responsibilities for the US Small Cap Growth team. Mr. Axline has 18 years of investment-industry experience. He was previously an associate with Pescadero Ventures, LLC, a business-development manager for Icarian, Inc. and a wealth-management advisor with Merrill Lynch, Pierce, Fenner & Smith. Mr. Axline has a B.S. from The Ohio State University and an M.B.A. from Indiana University’s Kelley School of Business.

	Blake Burdine	2014	Mr. Burdine is a portfolio manager and director with Allianz Global Investors, which he joined in 2007. He has portfolio-management and research responsibilities for the US Small Cap Growth team. Mr. Burdine has 25 years of investment-industry experience. He was previously a portfolio manager and research analyst at Duncan-Hurst Capital Management, focusing on micro-cap and small-cap growth strategies; a portfolio manager and research analyst at CapitalWorks Investment Partners; a research analyst at USAA Investment Management and Credit Suisse First Boston; and an investment-banking analyst at Jefferies & Company and Howard, Weil, Labouisse, Friedrichs. Mr. Burdine has a B.A. from The University of Texas and an M.B.A. from The University of Texas at Austin, McCombs School of Business.

	Robert S. Marren	2012	Mr. Marren is a portfolio manager and a managing director with Allianz Global Investors, which he joined in 2007. He has portfolio-management and research responsibilities for the US Small Cap Growth team. Mr. Marren has 27 years of investment-industry experience. He was previously the director of research and a portfolio manager for Duncan-Hurst Capital Management, and an assistant manager of corporate finance for Hughes Aircraft Company. Mr. Marren has a B.A. from the University of California, San Diego, and an M.B.A. from Duke University, Fuqua School of Business.

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
	Bjoern Mehrmann	2012	Mr. Mehrmann is a portfolio manager with Allianz Global Investors, which he joined in 2001. He is a member of the European & German Mid/Small Caps team. Mr. Mehrmann has 16 years of investment-industry experience. He has a B.S. in computer science from James Madison University and a master’s in business administration from EBS International University Schloss Reichartshausen, Germany.

	Heinrich Ey, CFA, DVFA/CEFA	2016	Mr. Ey is a portfolio manager and Co-CIO European Mid/Small Cap with Allianz Global Investors, which he joined in 1995. As a member of the European Mid/Small Cap team, he is responsible for global small cap and international small cap equity mandates. Mr. Ey has 24 years of investment-industry experience. Earlier in his career, he was Global Head of Telemedia; a telecommunications and media analyst; a manager of European institutional and retail funds; and a trader for equity, fixed-income and derivative products. Mr. Ey has an M.B.A. from Baden-Wuerttemberg Cooperative State University Karlsruhe, Germany. He is a CFA charterholder and holds the DVFA/Certified European Financial Analyst designation.

	Miguel Pohl, CFA	2018	Mr. Pohl is a portfolio manager with Allianz Global Investors, which he joined in 2013. He is head of the Insurance Dedicated Small Caps team; his coverage focuses on small- and micro-cap companies in various sectors. Earlier in his career at the firm, Mr. Pohl was Head of Research for Allianz Aequitas and an analyst for Allianz SE. He has 15 years of investment-industry experience. Mr. Pohl has a diploma in business administration from the University of Münster, Germany, and studied accounting and finance at The University of Manchester, UK. Mr. Pohl is a CFA charterholder.

*Andrew Neville serves as the lead portfolio manager of the AllianzGI Global Small-Cap Fund and is based in London, England. The Fund relies on regionally based investment teams to locate investment opportunities. Messrs. Neville, Ey, Pohl and Mehrmann are responsible for identifying investments in Europe and the United Kingdom, while four U.S.-based portfolio managers, Messrs. Axline, Burdine, Lyford and Marren, are responsible for North American security selection. Finally, Mr. Nakatsuka is responsible for stock selection in the Japanese market and Mr. Lai is responsible for identifying investment opportunities in the Asia-Pacific (ex-Japan) region.

Disclosure Relating to All Series

The transfer agent for Allianz Funds (the “Trust”) is State Street Bank and Trust Company (“State Street”), 2000 Crown Colony Drive, Quincy, Massachusetts 02169. State Street delegates its day-to-day obligations as transfer agent to DST Asset Manager Solutions, Inc., 330 West 9th Street, 5th Floor, Kansas City, Missouri 64105. Conforming changes are hereby made throughout the Trust’s Prospectus.

Please retain this Supplement for future reference.

ALLIANZ FUNDS

Supplement Dated February 1, 2018 to the

Statement of Additional Information

of Allianz Funds,

Dated August 30, 2017 (as revised December 12, 2017) (as supplemented thereafter)

Disclosure Relating to AllianzGI Global Small-Cap Fund (the “Fund”)

The section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby revised to indicate that Miguel Pohl has been added as a portfolio manager of AllianzGI Global Small-Cap Fund.

Information regarding other accounts managed by Mr. Pohl, as well as his ownership of securities of the Fund, each as of December 31, 2017, is provided below.

Other Accounts Managed

Portfolio Manager	Other Pooled Investment Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Miguel Pohl	8	3,132	23	7,229	1	151

Accounts and Assets for which Advisory Fee is Based on Performance

Portfolio Manager	Other Pooled Investment Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Miguel Pohl	1	911	0	0	0	0

Securities Ownership

AllianzGI Global Small-Cap	Dollar Range of Equity Securities
Miguel Pohl	None

Disclosure Relating to All Series (each a “Fund,” and collectively, the “Funds”)

Effective February 1, 2018, within the “Purchases, Exchanges and Redemptions” section the third paragraph is hereby restated in its entirety as follows:

The minimum initial investment for shares of the Institutional Class, Class P and Administrative Class is $1 million, except that the minimum investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. There is no minimum initial investment for plans collectively referred to as “Class R6 Eligible Plans”. Shares of Institutional Class, Class P and Administrative Class held by such Class R6 Eligible Plans must be held through omnibus accounts (either at the benefit plan level, platform level or at the level of the plan’s financial service firm) on the Funds’ records. For omnibus accounts, all minimums apply at the omnibus level and not at the underlying investor level. In addition, the Fund or the Distributor may lower or waive the minimum initial investment for certain categories of investors at their discretion, including for Trustees, officers and current and former employees of the Funds, the Manager and the Distributor and their immediate family members, and trusts or plans primarily for the benefit of such persons. Under an “Employees as Customers” program, the investment minimum may also be lowered or waived for investments in Institutional Class shares by Trustees of the Trust and Allianz Funds Multi-Strategy Trust and by current and former employees of certain direct and indirect subsidiaries of Allianz SE (including AAMA, Allianz Asset Management of America LLC, AllianzGI U.S., Allianz Global Investors U.S. Holdings LLC and the Distributor and certain of their affiliates) and certain of their family members.

Disclosure Relating to All Series

The transfer agent for Allianz Funds (the “Trust”) is State Street Bank and Trust Company (“State Street”), 2000 Crown Colony Drive, Quincy, Massachusetts 02169. State Street delegates its day-to-day obligations as transfer agent to DST Asset Manager Solutions, Inc., 330 West 9th Street, 5th Floor, Kansas City, Missouri 64105. Conforming changes are hereby made throughout the Trust’s Statement of Additional Information.

Please retain this Supplement for future reference.